42. Information related to guaranteed securities issued by subsidiaries (Details 5) - Oil And Gas Producing Activities [member] - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Future cash inflows		$ 333,317	$ 536,397	$ 602,866
Future production costs		(182,585)	(272,666)	(270,367)
Future development costs		(31,252)	(34,487)	(34,337)
Future income tax expenses		(46,862)	(86,044)	(111,613)
Undiscounted future net cash flows		72,618	143,200	186,549
10 percent midyear annual discount for timing of estimated cash flows	[1]	(26,638)	(55,010)	(75,244)
Standardized measure of discounted future net cash flows		45,979	88,190	111,305
Consolidated Entities [member] | BRAZIL
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Future cash inflows		333,248	535,788	601,754
Future production costs		(182,534)	(272,381)	(269,942)
Future development costs		(31,236)	(34,346)	(34,119)
Future income tax expenses		(46,862)	(86,012)	(111,522)
Undiscounted future net cash flows		72,616	143,049	186,171
10 percent midyear annual discount for timing of estimated cash flows	[1]	(26,638)	(54,928)	(75,050)
Standardized measure of discounted future net cash flows		45,978	88,121	111,121
Consolidated Entities [member] | South America [Member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Future cash inflows		69	609	1,112
Future production costs		(51)	(285)	(425)
Future development costs		(16)	(141)	(218)
Future income tax expenses			(31)	(91)
Undiscounted future net cash flows		2	152	379
10 percent midyear annual discount for timing of estimated cash flows	[1]		(83)	(194)
Standardized measure of discounted future net cash flows		1	69	185
Consolidated Entities [member] | North America [Member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Future cash inflows
Future production costs
Future development costs
Future income tax expenses
Undiscounted future net cash flows
10 percent midyear annual discount for timing of estimated cash flows	[1]
Standardized measure of discounted future net cash flows
Consolidated Entities [member] | Abroad [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Future cash inflows		69	609	1,112
Future production costs		(51)	(285)	(425)
Future development costs		(16)	(141)	(218)
Future income tax expenses			(31)	(91)
Undiscounted future net cash flows		2	152	379
10 percent midyear annual discount for timing of estimated cash flows	[1]		(83)	(194)
Standardized measure of discounted future net cash flows		1	69	185
Equity Method Investee [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Future cash inflows	[2]	667	4,045	5,998
Future production costs	[2]	(465)	(1,349)	(1,570)
Future development costs	[2]	(48)	(515)	(520)
Future income tax expenses	[2]	(79)	(438)	(1,006)
Undiscounted future net cash flows	[2]	75	1,743	2,903
10 percent midyear annual discount for timing of estimated cash flows	[1],[2]	(1)	(332)	(613)
Standardized measure of discounted future net cash flows	[2]	$ 74	$ 1,412	$ 2,290

[1]	Semiannual capitalization.
[2]	Includes the amount of US$ 1,675 millions related to PO&G assets classified as held for sale in 2018. Includes the amount of US$ 1,047 millions related to PO&G assets classified as held for sale in 2019.